SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6)	Jun. 30, 2024	Jun. 30, 2023
UNITED STATES
Balance sheet items, except for equity accounts	1	1
Items in the statements of income and cash flows	1	1
CHINA
Balance sheet items, except for equity accounts	7.2672	7.2513
Items in the statements of income and cash flows	7.2248	6.9536
HONG KONG
Balance sheet items, except for equity accounts	7.8083	7.8363
Items in the statements of income and cash flows	7.8190	7.8373